Other assets - Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Other assets—Other:
Securities received as collateral		¥ 504,843	¥ 382,780
Goodwill and other intangible assets		315,379	73,345
Net deferred tax assets	[1]	41,778	25,224
Investments in equity securities for other than operating purposes	[2]	386,473	302,973
Deposit receivables	[3]	206,563	214,587
Prepaid expenses		34,097	28,003
Other		109,324	97,561
Total, Other assets-Other		1,598,457	1,124,473
Other liabilities:
Obligation to return securities received as collateral		504,843	382,780
Accrued income taxes		105,154	88,424
Net deferred tax liabilities	[1]	146,706	113,820
Other accrued expenses and provisions	[4]	700,592	551,064
Operating lease liabilities		156,279	174,132
Other		200,061	146,378
Total, Other liabilities		¥ 1,813,635	¥ 1,456,598
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Operating lease liabilities	Operating lease liabilities

[1]	Net deferred tax assets are deferred tax assets offset by deferred tax liabilities which relate to the same tax-paying component within a particular tax jurisdiction. Net deferred tax liabilities are deferred tax liabilities offset by deferred tax assets which relate to the same tax-paying component within a particular tax jurisdiction. See Note 17 “Income taxes” for further information.
[2]	Includes equity securities held for other than trading or operating purposes. These investments comprise listed equity securities and unlisted equity securities of ¥5,889 million and ¥297,085 million respectively, as of March 31, 2025, and ¥15,776 million and ¥370,642 million respectively, as of March 31, 2026. These securities are generally carried at fair value, with changes in fair value recognized and reported within Revenue—Other in the consolidated statements of income. Also includes equity securities without a readily determinable fair value. See Note 6 “Non-trading investments” for further information.
[3]	Includes Japan Securities Clearing Corporation’s clearing fund.
[4]	Includes a liability of ¥14,240 million and ¥13,077 million as of March 31, 2025 and 2026, respectively, in respect of all outstanding and unsettled investigations, lawsuits and other legal proceedings where loss is considered probable and the amount of such loss can be reasonably estimated. See Note 22 “Commitments, contingencies and guarantees” for further information.